Impact of Foreign Exchange Exposure (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Possible Scenario | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	R$ 2,150,591
Remote Scenario | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	4,301,181
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(11,307,855)
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	10,752,955
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Foreign Exchange Contract | US dollar
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	19,020,726
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Foreign Exchange Contract | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(193,566)
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Foreign Exchange Contract | Euro
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	3,320,871
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Foreign Exchange Contract | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(87,221)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(13,569,427)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	12,903,545
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Foreign Exchange Contract | US dollar
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	22,824,872
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Foreign Exchange Contract | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(232,279)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Foreign Exchange Contract | Euro
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	3,985,045
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Foreign Exchange Contract | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(104,666)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(9,046,285)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	8,602,364
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Foreign Exchange Contract | US dollar
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	15,216,581
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Foreign Exchange Contract | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(154,852)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Foreign Exchange Contract | Euro
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	2,656,697
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Foreign Exchange Contract | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	R$ (69,777)